Commitments and Contingencies (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Commitments and Contingencies

Note 13:  Commitments and Contingencies

On August 1, 2012, the Company entered a service agreement with an attorney in providing legal and consulting services as general legal counsel to the Company.  The term of the agreement is for one year and expires on August 31, 2013.  The Company has incurred legal expenses of $4,000 and $10,000 for the three and six months period ended March 31, 2013.

On October 12, 2012, the Company entered into a licensing agreement with a third party, based in Southern California for the purpose of allowing the third party to operate walk in pain therapy clinics, using the current MB Bioenergy Light Therapy System.  This agreement was terminated on April 23, 2013.